                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05689

Morgan Stanley Municipal Premium Income Trust
                      (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
        (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                            (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: May 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Premium Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the year ended May 31, 2005

MARKET CONDITIONS


Consumer spending and business investment helped the U.S. economy expand at a solid pace during the 12-month period ending May 31, 2005. However, the direction of some economic indicators, including job growth, remained uneven and caused uncertainty about the strength of the economy. As a result, interest rates fluctuated, moving higher when reports were strong and lower when data was weaker than anticipated.

The fiscal period began against the backdrop of generally rising interest rates. Strong employment data, coupled with higher oil prices, led fixed income markets to conclude that the Federal Open Market Committee (the "Fed") would raise short-term interest rates. Bond yields declined during the summer and into the fall as economic growth slowed, only to rise again as winter approached and the economy rebounded. However, the themes of low inflation and slow growth returned to prevalence in the spring. By the end of May, interest rates had declined to their lowest levels of the fiscal year.

Throughout the period, the Fed reaffirmed its pledge to raise the federal funds target rate at a "measured" pace. This policy shift began in June 2004 with the first of eight consecutive 25-basis point rate hikes. These increases took the federal funds target rate to 3.00 percent by the end of May 2005. At the end of the period, the forward yield curve reflected a widespread view that the Fed would slow the pace of future rate increases.

Against this setting, long-term municipal bond yields remained in a trading range which moved rates lower in the summer, and higher in the fall, then lower through the winter and higher at the end of the first quarter of 2005. The yields of long-term bonds declined again in the spring, finishing the reporting period at or near their lows for the fiscal year. In contrast, the yields of shorter maturity bonds -- which were more directly influenced by the Fed's actions -- rose. As a result, the municipal yield curve continued to flatten and the yield spread (or differential between one-year rates and 30-year rates) narrowed. Investor's quest for yield favored lower-quality investment grade bonds over high-grade issues, keeping quality spreads tight.

Municipal underwriting volume declined by six percent in 2004, but rebounded during the first five months of 2005 due to refunding issuance. During this five-month period, bonds backed by insurance represented 60 percent of overall volume. Issuers in California, Texas, New York, Florida and New Jersey accounted for more than 40 percent of the total underwriting volume during 2005.

On the demand side, the municipal-to-Treasury yield ratio, which gauges relative performance between the two markets, remained attractive for tax-exempt bonds. As a result, investors that normally focus on taxable bond sectors (such as insurance companies and hedge funds) supported municipals by "crossing over" to purchase bonds. However, retail investors continued to experience rate shock about the absolute level of rates and largely remained on the sidelines.

PERFORMANCE ANALYSIS


For the 12-month period ended May 31, 2005, the net asset value (NAV) of the Morgan Stanley Municipal Premium Income Trust (PIA) increased from $9.88 to $10.45 per share. PIA declared distributions totaling $0.573747 per share during the period. The Fund's total NAV return was 12.77 percent. PIA's value on the New York Stock Exchange (NYSE) moved from $8.93 to $9.10 per share during the same period. Based on this change plus reinvestment of distributions, PIA's total market return was 8.54 percent. On May 31, 2005, PIA's NYSE market price was at a 12.92 percent discount to its NAV. Past performance is no guarantee of future results.

During the 12-month period ended May 31, 2005, the Fund purchased and retired 797,655 shares of common shares at a weighted average market discount of 11.32 percent.

Monthly dividends for the second quarter of 2005, declared in March, were unchanged at $0.045 per share. The dividend reflects the current level of the Fund's net investment income. PIA's level of undistributed net investment income was $0.113 per share on May 31, 2005, versus $0.127 per share 12 months earlier.(1)

During the period, PIA maintained a conservative strategy in anticipation of continued Fed tightening and higher interest rates. Adjusted for leverage, the Fund's duration* (a measure of interest rates sensitivity) was 9.7 years. This positioning helped performance early in the period when rates rose, but had the net effect of hampering total returns when rates declined later in the period. The Fund's net assets, including preferred shares, of $289 million were diversified across 78 credits in 12 long-term sectors.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Fund's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities ranging from one week to two years. Incremental income to holders of common shares depends on two factors: the amount of ARPS outstanding and the spread between the portfolio's cost yield and its ARPS auction rate and expenses. The greater the spread and the higher the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution to holders of common shares varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During this 12-month period, ARPS leverage contributed approximately $0.14 per share to common-share earnings. The Fund has five ARPS series totaling $100 million, representing 35 percent of net assets, including preferred shares. Yields on series in two-year auction modes ranged from 1.229 to 2.25 percent. Weekly yields ranged from 1.39 to 2.90 percent.

The Fund's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Fund may also utilize procedures to reduce or eliminate the amount of ARPS outstanding, including their purchase in the open market or in privately negotiated transactions.
----------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

There is no guarantee that any sectors mentioned will continue to perform well or be held by the Fund in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

   LARGEST SECTORS
   Water & Sewer                                       28.7%
   Transportation Facilities                           22.8
   General Obligation                                  21.8
   Electric                                            14.9
   Hospital                                            10.8

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                             67.9%
   Aa/AA                                               21.3
   A/A                                                  1.9
   Baa/BBB                                              6.1
   Ba/BB or Less                                        0.0
   NR                                                   2.8

Data as of May 31, 2005. Subject to change daily. All percentages for largest sectors are as a percentage of net assets applicable to common shareholders and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of May 31, 2005


WEIGHTED AVERAGE MATURITY: 17 YEARS(A)

1-5                                                                               11
5-10                                                                               7
10-15                                                                             15
15-20                                                                             35
20-25                                                                             21
25-30                                                                             10
30+                                                                                1

(a)  Where applicable maturities reflect mandatory tenders, puts and call dates.

     Portfolio structure is subject to change.

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments

Alabama................     2.6%
Arizona................     7.0
California.............    12.0
Colorado...............     1.7
Connecticut............     0.7
Florida................     3.8
Georgia................     6.6
Hawaii.................     1.2
Illinois...............     4.6
Indiana................     1.5
Kentucky...............     1.2
Louisiana..............     1.9
Maryland...............     0.4
Massachusetts..........     2.2
Michigan...............     0.7
Minnesota..............     1.4
Missouri...............     0.6
Nevada.................     1.3
New Jersey.............     4.8
New York...............    14.7
Ohio...................     3.8
Pennsylvania...........     5.6
South Carolina.........     1.9
Texas..................    14.4
Utah...................     1.9
Washington.............     1.6
West Virginia..........     1.0
Joint exemptions*......    (1.1)
                          -----

Total+.................   100.0%
                          =====

---------------------
*  Joint exemptions have been included in each geographic locations.

+ Does not include open short futures contracts with an underlying face amount of $10,989,063, with net unrealized depreciation of $17,267.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of May 31, 2005


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2005(a)                                                                            8
2006                                                                               5
2007                                                                               2
2008                                                                              11
2009                                                                               3
2010                                                                               8
2011                                                                              13
2012                                                                               6
2013                                                                              17
2014                                                                              19
2015+                                                                              8

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 5.2%

2005(a)                                                                           6.5
2006                                                                              5.1
2007                                                                              6.2
2008                                                                              5.4
2009                                                                              5.8
2010                                                                              5.7
2011                                                                              5.1
2012                                                                              5.0
2013                                                                              4.9
2014                                                                              4.8
2015+                                                                             4.7

(a)  May include issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 6.5% on 8% of the long-term portfolio that is callable in 2005.

    Portfolio structure is subject to change.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board of Trustees of the Fund (the "Board") reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the Fund's performance for one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for all three periods. The Adviser informed the Board that the Fund had a higher credit profile than the funds in its performance peer group and that such higher credit profile caused its performance to lag relative to its performance peer group because lower credit quality securities experienced greater capital appreciation. The Board discussed with the Adviser possible steps to improve performance. The Board concluded that the relative underperformance was understandable in view of the higher credit quality of the portfolio and the corresponding lower risk of the Fund's investments.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that while the management fee rate was higher than the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund, the Fund's management fee rate was lower than those charged by the Fund's expense peer group as shown in the Lipper Report.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund, and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the management fee was competitive with its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund is closed-end and is not a growth fund and, therefore, that the Fund's assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for this Fund were not a factor that needed to be considered.

PROFITABILITY OF ADVISER AND AFFILIATES


The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares through a broker-dealer affiliate of the Adviser. The Board considered the float benefits and concluded that they were relatively small.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2005

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (144.1%)
            General Obligation (21.8%)
            Los Angeles Unified School District, California,
$  2,000      2003 Ser A (FSA).......................................  5.25 %   07/01/20   $   2,222,200
   5,000      1997 Ser B (FGIC)......................................  5.00     07/01/23       5,271,200
   2,000    Connecticut, 2001 Ser D..................................  5.00     11/15/20       2,136,220
   3,000    Chicago Board of Education, Illinois, Ser 2001 C (FSA)...  5.00     12/01/26       3,137,880
   2,500    Chicago Park District, Illinois, Ser 2004 A (Ambac)......  5.00     01/01/28       2,646,750
   2,000    Du Page County Community Unit School District #200,
              Illinois, Ser 2003 B (FSA).............................  5.25     11/01/21       2,202,620
            Massachusetts,
   3,500      1995 Ser A (Ambac).....................................  5.00     07/01/12       3,855,565
   2,000      Refg Ser D (Ambac).....................................  5.50     10/01/19       2,349,920
   1,000    New York City, New York, 2005 Ser G......................  5.00     12/01/23       1,060,930
   3,000    Barberton City School District, Ohio, Ser 1998 (FGIC)....  5.125    11/01/22       3,183,270
            Pennsylvania,
   1,000      RITES PA - 1112 A (MBIA)...............................  6.283++  01/01/18       1,166,370
   1,000      RITES PA - 1112 B (MBIA)...............................  6.283++  01/01/19       1,220,040
   5,000    Charleston County School District, South Carolina, Ser
              2004 A.................................................  5.00     02/01/22       5,376,150
   5,000    La Joya Independent School District, Texas, Ser 2000
              (PSF)..................................................  5.50     02/15/25       5,385,100
                                                                                           -------------
--------
                                                                                              41,214,215
  38,000
                                                                                           -------------
--------
            Educational Facilities Revenue (7.6%)
   2,500    University of Alabama, Ser 2004 A (MBIA).................  5.25     07/01/20       2,767,075
            New York State Dormitory Authority,
   4,000      State University Refg Ser 1993 A.......................  5.50     05/15/08       4,274,920
     730      State University Refg Ser 1999 B.......................  7.50     05/15/11         844,391
   1,250    Ohio State University, General Receipts Ser 1999 A.......  5.75     12/01/24       1,381,250
   5,000    Swarthmore Boro Authority, Pennsylvania, Swarthmore
              College Ser 2001.......................................  5.00     09/15/31       5,208,950
                                                                                           -------------
--------
                                                                                              14,476,586
  13,480
                                                                                           -------------
--------
            Electric Revenue (14.9%)
   8,000    Salt River Project Agricultural Improvement & Power
              District, Arizona, Ser 2002 B..........................  5.00     01/01/26       8,472,960
   1,550    Los Angeles Department of Water & Power, California,
              2001 Ser A.............................................  5.00     07/01/24       1,599,259
   5,000    Orlando Utilities Commission, Florida, Water & Electric
              Ser 2001...............................................  5.00     10/01/22       5,405,800
   3,000    Long Island Power Authority, New York, Ser 2004 A
              (Ambac)................................................  5.00     09/01/34       3,185,760
   2,000    San Antonio, Texas, Electric & Gas Ser 2005..............  5.00     02/01/25       2,130,020

                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2005 continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  5,000    Intermountain Power Agency, Utah, Refg 1997 Ser B
              (MBIA).................................................  5.75 %   07/01/19   $   5,351,050
   2,000    Grant County Public Utility District #2, Washington, 2005
              Ser A (FGIC)...........................................  5.00     01/01/34       2,111,360
                                                                                           -------------
--------
                                                                                              28,256,209
  26,550
                                                                                           -------------
--------
            Hospital Revenue (10.8%)
   3,500    Birmingham-Carraway Special Care Facilities Financing
              Authority, Alabama, Carraway Methodist Health Ser 1995
              A (Connie Lee).........................................  5.875    08/15/15       3,587,045
   1,000    California Statewide Community Development, Huntington
              Memorial Hospital Ser 2005.............................  5.00     07/01/27       1,043,840
   2,000    Indiana Health Facilities Financing Authority, Community
              Health Ser 2005 A (Ambac)..............................  5.00     05/01/35       2,103,740
            Louisiana Public Facilities Authority,
   3,000      Baton Rouge General Medical Center FHA Insured Mtge Ser
              2004 (MBIA)............................................  5.25     07/01/33       3,200,700
   2,000      Oshner Clinic Ser 2002 B...............................  5.50     05/15/32       2,112,600
   1,000    Maryland Health & Higher Education Facilities Authority,
              Johns Hopkins Hospital Ser 2003........................  5.00     11/15/28       1,047,720
   2,000    New York State Dormitory Authority, Montefiore Hospital
              FHA Insured Mtge Ser 2004 (FGIC).......................  5.00     08/01/29       2,128,380
   5,000    Lehigh County General Purpose Authority, Pennsylvania, St
              Luke's of Bethlehem Ser A 2003.........................  5.375    08/15/33       5,192,700
                                                                                           -------------
--------
                                                                                              20,416,725
  19,500
                                                                                           -------------
--------
            Industrial Development/Pollution Control Revenue (9.9%)
   5,655    Pima County Industrial Development Authority, Arizona,
              Tucson Electric Power Co Refg Ser 1988 A (FSA).........  7.25     07/15/10       5,921,916
   1,000    Salem County Pollution Control Financing Authority, New
              Jersey, E I du Pont de Nemours & Co 1992 Ser A (AMT)...  6.125    07/15/22       1,003,270
            New York City Industrial Development Agency, New York,
   8,000      Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
              (AMT)..................................................  5.65     10/01/28       8,000,720
   2,000      7 World Trade Center, LLC Ser A........................  6.25     03/01/15       2,058,900
   1,500    Brazos River Authority, Texas, TXU Electric Co Refg Ser
              1999 A (AMT)...........................................  7.70     04/01/33       1,784,610
                                                                                           -------------
--------
                                                                                              18,769,416
  18,155
                                                                                           -------------
--------
            Mortgage Revenue - Multi-Family (0.2%)
     360    Minnesota Housing Finance Agency, Rental 1995 Ser D
              (MBIA).................................................  6.00     02/01/22         367,560
                                                                                           -------------
--------

                       See Notes to Financial Statements
 12

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2005 continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (0.3%)
$    195    Colorado Housing & Finance Authority Ser 1997 A-2
              (AMT)..................................................  7.25 %   05/01/27   $     197,933
      15    Kansas City Leavenworth & Lenexa, Kansas, GNMA-Backed Ser
              1998 C (AMT)...........................................  8.00     11/01/20          15,032
     305    Missouri Housing Development Commission, Homeownership
              1996 Ser D (AMT).......................................  7.10     09/01/27         307,602
                                                                                           -------------
--------
                                                                                                 520,567
     515
                                                                                           -------------
--------
            Public Facilities Revenue (6.2%)
   1,000    Jefferson County, Alabama, School Ser 2004 A.............  5.50     01/01/22       1,101,920
            Fort Collins, Colorado,
   2,040      Ser 2004 A.............................................  5.375    06/01/21       2,270,642
   2,155      Ser 2004 A COPs (Ambac)................................  5.375    06/01/22       2,391,727
            Saint Paul Independent School District #625, Minnesota,
   1,700      Ser 1995 C COPs........................................  5.45     02/01/11       1,703,655
   1,800      Ser 1995 C COPs........................................  5.50     02/01/12       1,803,960
   2,400    Goat Hill Properties, Washington, Governmental Office
              Building Ser 2005 (MBIA)...............................  5.00     12/01/33       2,523,192
                                                                                           -------------
--------
                                                                                              11,795,096
  11,095
                                                                                           -------------
--------
            Transportation Facilities Revenue (22.8%)
   5,000    Arizona Transportation Board, Highway Ser 2001...........  5.25     07/01/19       5,502,900
   2,500    Miami-Dade County, Florida, Miami Int'l Airport Ser 2000
              B (FGIC)...............................................  5.75     10/01/24       2,794,725
            Georgia State Road & Tollway Authority,
   2,000      Ser 2004...............................................  5.00     10/01/22       2,175,320
   3,000      Ser 2004...............................................  5.00     10/01/23       3,256,710
   5,000    Chicago, Illinois, Chicago-O'Hare Int'l Airport Ser 1996
              A (Ambac)..............................................  5.625    01/01/12       5,171,250
   5,000    New Jersey Turnpike Authority, Ser 2003 A (Ambac)........  5.00     01/01/30       5,290,900
   3,000    Metropolitan Transportation Authority, New York, State
              Service Contract Refg Ser 2002 B (MBIA)................  5.50     07/01/20       3,325,800
   3,000    Port Authority of New York & New Jersey, Cons 135th Ser
              (XLCA)#................................................  5.00     09/15/29       3,201,210
   3,000    Triborough Bridge & Tunnel Authority, New York, Refg Ser
              2002 B.................................................  5.25     11/15/19       3,336,660
   2,000    Pennsylvania Turnpike Commission, Ser R 2001 (Ambac).....  5.00     12/01/30       2,108,380
   6,835    Austin, Texas, Airport Prior Lien Ser 1995 A (AMT)
              (MBIA).................................................  6.125    11/15/25       7,057,479
                                                                                           -------------
--------
                                                                                              43,221,334
  40,335
                                                                                           -------------
--------
            Water & Sewer Revenue (28.7%)
   3,000    Los Angeles Department of Water & Power, California,
              Water 2004 Ser C (MBIA)................................  5.00     07/01/25       3,204,120
   3,000    Oxnard Financing Authority, California, Wastewater 2004
              Ser A (FGIC)...........................................  5.00     06/01/29       3,188,730
   3,000    San Diego County Water Authority, California, Ser 2004 A
              (FSA)..................................................  5.00     05/01/29       3,201,690
   2,460    JEA, Florida, Water & Sewer, Sub-second Crossover Ser
              (MBIA).................................................  5.00     10/01/24       2,639,014

                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2005 continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  3,000    Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)...  5.50 %   11/01/22   $   3,558,420
   4,000    Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)........  5.25     10/01/22       4,346,280
            Indianapolis Local Public Improvement Bond Bank, Indiana,
   1,000      Waterworks Ser 2002 A (MBIA)...........................  5.50     01/01/18       1,119,490
   1,000      Waterworks Ser 2002 A (MBIA)...........................  5.50     01/01/19       1,119,490
   3,215    Louisville & Jefferson County Metropolitan Sewer
              District, Kentucky, Ser 2001 A (MBIA)..................  5.375    05/15/22       3,578,391
   1,755    Detroit, Michigan, Water Supply Sr Lien Ser 2001 A
              (FGIC).................................................  5.25     07/01/33       1,883,133
   3,000    Las Vegas Water District, Nevada, Impr and Refg Ser 2003
              A (FGIC)...............................................  5.25     06/01/22       3,289,770
   2,000    Passaic Valley Sewerage Commissioners, New Jersey, Ser F
              (FGIC).................................................  5.00     12/01/19       2,180,520
   1,850    Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I
              (FSA)..................................................  5.00     01/01/23       1,935,304
   5,000    Austin, Texas, Water & Wastewater Refg Ser 2001 A
              (FSA)..................................................  5.125    05/15/27       5,243,500
  10,000    Houston, Texas, Combined Utilities Refg 2004 Ser A
              (FGIC).................................................  5.25     05/15/23      10,913,300
   2,700    West Virginia Water Development Authority, 2005 Ser A
              (FSA)..................................................  5.00     11/01/44       2,846,799
                                                                                           -------------
--------
                                                                                              54,247,951
  49,980
                                                                                           -------------
--------
            Other Revenue (10.2%)
   5,000    California Economic Recovery, Ser 2004 A##...............  5.00     07/01/16       5,406,200
   2,000    New Jersey Economic Development Authority, Cigarette Tax
              Ser 2004...............................................  5.75     06/15/29       2,163,100
   2,000    New York City Transitional Finance Authority, New York,
              Refg 2003 Ser A........................................  5.50     11/01/26       2,238,140
   8,000    New York State Local Government Assistance Corporation,
              Refg Ser 1997 B (MBIA).................................  5.00     04/01/21       8,399,760
   1,000    Philadelphia, Pennsylvania, Gas Works Eighteenth Ser
              (AGC)..................................................  5.25     08/01/20       1,087,480
                                                                                           -------------
--------
                                                                                              19,294,680
  18,000
                                                                                           -------------
--------
            Refunded (10.7%)
   5,000    San Diego Unified School District, California, 1998 Ser E
              (FSA)..................................................  5.00     07/01/13**     5,525,800
   5,000    Rockdale County Water & Sewage Authority, Georgia, Ser
              1999 A (MBIA)..........................................  5.50     01/01/10+      5,564,800
   3,000    Hawaii, 1999 Ser CT (FSA)................................  5.875    09/01/09+      3,365,730
   1,340    Missouri Health & Educational Facilities Authority,
              Missouri, Baptist Medical Center Refg Ser 1989 (ETM)...  7.625    07/01/18       1,363,410
   4,000    Montgomery County, Ohio, Franciscan Medical
              Center - Dayton Ser 1997...............................  5.50     01/01/10+      4,345,800
                                                                                           -------------
--------
                                                                                              20,165,540
  18,340
                                                                                           -------------
--------
 254,310    Total Tax-Exempt Municipal Bonds (Cost $255,617,439)........................     272,745,879
                                                                                           -------------
--------

                       See Notes to Financial Statements
 14

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2005 continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Short-Term Tax-Exempt Municipal Obligations (6.6%)
$  3,600    Orange County Sanitation District, California, Ser 2000 A
              COPs (Demand 06/01/05).................................  2.93*%   08/01/30   $   3,600,000
     300    Reno, Nevada, St Mary's Regional Medical Center 1998 B
              (MBIA) (Demand 06/01/05)...............................  2.86*    05/15/23         300,000
   8,500    San Antonio, Texas, Electric & Gas Refg Ser 1994 C
              INFLOS.................................................  6.92++   02/01/06       8,708,760
                                                                                           -------------
--------
  12,400    Total Short-Term Tax-Exempt Municipal Obligations (Cost $12,400,000)........      12,608,760
                                                                                           -------------
--------

$266,710    Total Investments (Cost $268,017,439) (a) (b)......................   150.7%      285,354,639
========
            Other Assets in Excess of Liabilities..............................     2.2         4,087,043

            Preferred Shares of Beneficial Interest............................   (52.9)     (100,120,940)
                                                                                  -----     -------------
            Net Assets Applicable to Common Shareholders.......................   100.0%    $ 189,320,742
                                                                                  =====     =============

---------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
   INFLOS   Inverse Floating Rate Securities.
   PSF      Texas Permanent School Fund Guarantee Program.
   RITES    Residual Interest Tax-Exempt Securities (Illiquid
            securities).
   *        Current coupon of variable rate demand obligation.
   **       Crossover refunded to call date shown.
   +        Prerefunded to call date shown.
   ++       Current coupon rate for inverse floating rate municipal
            obligation. This rate resets periodically as the auction
            rate on the related security changes. Positions in inverse floating rate municipal obligation have a total value of
            $11,095,170 which represent 5.9% of net assets applicable to common shareholders.
   #        Joint exemption in locations shown.
   ##       A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to
            $60,000.
   (a)      Securities have been designated as collateral in an amount equal to $10,912,071 in connection with open futures
            contracts.
   (b)      The aggregate cost for federal income tax purposes is
            $267,912,660. The aggregate gross unrealized appreciation is
            $17,457,602 and the aggregate gross unrealized depreciation is $15,623, resulting in net unrealized appreciation of
            $17,441,979.

                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2005 continued

Bond Insurance:
---------------
   AGC      Assured Guaranty Corporation.
  Ambac     Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of
            Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.
   XLCA     XL Capital Assurance Inc.

Futures Contracts Open at May 31, 2005:

                                DESCRIPTION,          UNDERLYING      UNREALIZED
NUMBER OF                      DELIVERY MONTH         FACE AMOUNT   APPRECIATION/
CONTRACTS   LONG/SHORT            AND YEAR             AT VALUE     (DEPRECIATION)
---------   ----------   ---------------------------  -----------   --------------
   75          Short     U.S. Treasury Notes 5 Year
                               September 2005         $(8,157,422)     $  2,724
   25          Short     U.S. Treasury Notes 10 Year
                               September 2005          (2,831,641)      (19,991)
                                                                       --------
            Net unrealized depreciation..........................      $(17,267)
                                                                       ========

                       See Notes to Financial Statements
 16

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2005

Assets:
Investments in securities, at value
  (cost $268,017,439).......................................  $285,354,639
Cash........................................................        59,876
Interest receivable.........................................     4,114,415
Prepaid expenses and other assets...........................       251,170
                                                              ------------
    Total Assets............................................   289,780,100
                                                              ------------
Liabilities:
Payable for:
    Investment advisory fee.................................       101,390
    Common shares of beneficial interest repurchased........        39,715
    Variation margin........................................        36,614
    Administration fee......................................        20,278
Accrued expenses and other payables.........................       140,421
                                                              ------------
    Total Liabilities.......................................       338,418
                                                              ------------
Preferred shares of beneficial interest (at liquidation
  value) (1,000,000 shares authorized of non-participating
  $.01 par value, 1,000 shares outstanding).................   100,120,940
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $189,320,742
                                                              ============
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares
  authorized of $.01 par value, 18,108,794 shares
  outstanding)..............................................  $171,254,496
Net unrealized appreciation.................................    17,319,933
Accumulated undistributed net investment income.............     2,048,654
Accumulated net realized loss...............................    (1,302,341)
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $189,320,742
                                                              ============
Net Asset Value Per Common Share
($189,320,742 divided by 18,108,794 common shares
outstanding)................................................        $10.45
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended May 31, 2005

Net Investment Income:
Interest Income.............................................  $14,331,662
                                                              -----------
Expenses
Investment advisory fee.....................................    1,158,485
Auction commission fees.....................................      511,848
Administration fee..........................................      437,882
Transfer agent fees and expenses............................       88,927
Professional fees...........................................       68,456
Shareholder reports and notices.............................       53,747
Auction agent fees..........................................       34,302
Custodian fees..............................................       18,641
Registration fees...........................................       14,651
Trustees' fees and expenses.................................       11,054
Other.......................................................       43,385
                                                              -----------
    Total Expenses..........................................    2,441,378

Less: expense offset........................................      (18,426)
                                                              -----------
    Net Expenses............................................    2,422,952
                                                              -----------
    Net Investment Income...................................   11,908,710
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments.................................................    1,949,105
Futures contracts...........................................     (856,607)
                                                              -----------
    Net Realized Gain.......................................    1,092,498
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................    8,966,125
Futures contracts...........................................       95,620
                                                              -----------
    Net Appreciation........................................    9,061,745
                                                              -----------
    Net Gain................................................   10,154,243
                                                              -----------
Dividends to preferred shareholders from net investment
  income....................................................   (1,652,096)
                                                              -----------
Net Increase................................................  $20,410,857
                                                              ===========

                       See Notes to Financial Statements
 18

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                              FOR THE YEAR   FOR THE YEAR
                                                                 ENDED          ENDED
                                                              MAY 31, 2005   MAY 31, 2004
                                                              ------------   ------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $ 11,908,710   $ 12,747,913
Net realized gain...........................................     1,092,498        700,265
Net change in unrealized appreciation/depreciation..........     9,061,745    (13,968,716)
Dividends to preferred shareholders from net investment
  income....................................................    (1,652,096)    (1,659,614)
                                                              ------------   ------------
    Net Increase (Decrease).................................    20,410,857     (2,180,152)
Dividends to common shareholders from net investment
  income....................................................   (10,637,322)   (11,869,058)
Decrease from transactions in common shares of beneficial
  interest..................................................    (7,208,063)    (9,165,654)
                                                              ------------   ------------
    Net Increase (Decrease).................................     2,565,472    (23,214,864)
Net Assets Applicable to Common Shareholders:
Beginning of period.........................................   186,755,270    209,970,134
                                                              ------------   ------------
End of Period
(Including accumulated undistributed net investment income
of $2,048,654 and $2,397,748, respectively).................  $189,320,742   $186,755,270
                                                              ============   ============

                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005

1. Organization and Accounting Policies

Morgan Stanley Municipal Premium Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on November 16, 1988 and commenced operations on February 1, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 continued

D. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.40% to the Fund's weekly total net assets including preferred shares.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly total net assets including preferred shares. Prior to November 1, 2004, the annual rate was 0.25%.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2005 aggregated $56,515,564 and $71,473,662, respectively. Included in the aforementioned transactions is a purchase of $1,004,380 with another Morgan Stanley fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent. At May 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $11,400.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended May 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,472. At May 31, 2005, the Fund had an accrued pension liability of $62,356 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, May 31, 2003.......................................  19,886,749   $198,867    $187,419,000
Treasury shares purchased and retired (weighted average
  discount 8.76%)*..........................................    (980,300)    (9,803)     (9,155,851)
Reclassification due to permanent book/tax differences......      --          --             10,392
                                                              ----------   --------    ------------
Balance, May 31, 2004.......................................  18,906,449    189,064     178,273,541
Treasury shares purchased and retired (weighted average
  discount 11.32%)*.........................................    (797,655)    (7,976)     (7,200,087)
Reclassification due to permanent book/tax differences......      --          --                (46)
                                                              ----------   --------    ------------
Balance, May 31, 2005.......................................  18,108,794   $181,088    $171,073,408
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Preferred Shares of Beneficial Interest

The Fund is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without the approval of the common shareholders. The Fund has issued Series A

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 continued

through E Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $100,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Fund may redeem such shares, in whole or in part, at the original purchase price of $100,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption. Dividends, which are cumulative, are reset through auction procedures.

                         AMOUNT                  NEXT         RANGE OF
  SERIES    SHARES*   IN THOUSANDS*   RATE*   RESET DATE  DIVIDEND RATES**
  -------   -------   -------------   -----   ----------  ----------------
     A        200        20,000        1.60%   09/07/05       1.60     %
     B        200        20,000        2.90    06/01/05    1.39 - 2.90
     C        200        20,000       1.229    07/06/05       1.229
     D        200        20,000        1.51    01/04/06       1.51
     E        200        20,000        2.25    07/12/06    2.15 - 2.25

---------------------
    * As of May 31, 2005.
   ** For the year ended May 31, 2005.

Subsequent to May 31, 2005 and up through July 1, 2005, the Fund paid dividends to each of the Series A through E at rates ranging from 1.229% to 2.90% in the aggregate amount of $243,800.

The Fund is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

6. Dividends to Common Shareholders

The Fund declared the following dividends from net investment income:

 DECLARATION     AMOUNT          RECORD             PAYABLE
     DATE       PER SHARE         DATE                DATE
--------------  ---------  ------------------  ------------------
March 29, 2005   $0.045       June 3, 2005       June 17, 2005
June 28, 2005    $0.045       July 8, 2005       July 22, 2005
June 28, 2005    $0.045      August 5, 2005     August 19, 2005
June 28, 2005    $0.045    September 9, 2005   September 23, 2005

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 continued

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                              FOR THE YEAR   FOR THE YEAR
                                                                 ENDED          ENDED
                                                              MAY 31, 2005   MAY 31, 2004
                                                              ------------   ------------
Tax-exempt income...........................................  $12,232,791    $13,498,856
Ordinary income.............................................       67,003        --
                                                              -----------    -----------
Total distributions.........................................  $12,299,794    $13,498,856
                                                              ===========    ===========

As of May 31, 2005, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income.............................  $ 2,127,416
Undistributed ordinary income...............................      --
                                                              -----------
Net accumulated earnings....................................    2,127,416
Capital loss carryforward*..................................   (1,319,605)
Temporary differences.......................................     (183,544)
Net unrealized appreciation.................................   17,441,979
                                                              -----------
Total accumulated earnings..................................  $18,066,246
                                                              ===========

* During the year ended May 31, 2005, the Fund utilized $1,156,553 of its net capital loss carryforward. As of May 31, 2005, the Fund had a net capital loss carryforward of $1,319,605 which will expire on May 31, 2012 to offset future capital gains to the extent provided by regulations.

As of May 31, 2005, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, capital loss from the mark-to-market of futures contracts and dividend payable and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged $31,568, paid-in-capital was charged $46 and accumulated undistributed net investment income was credited $31,614.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 continued

8. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

9. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Municipal Premium Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                                                FOR THE YEAR ENDED MAY 31
                                                             ----------------------------------------------------------------
                                                               2005          2004          2003          2002          2001
                                                             --------      --------      --------      --------      --------
Selected Per Share Data:
Net asset value, beginning of period.......................  $   9.88      $  10.56      $  10.04      $   9.88         $9.08
                                                             --------      --------      --------      --------         -----
Income from investment operations:
    Net investment income*.................................      0.64          0.66          0.68          0.70          0.69
    Net realized and unrealized gain (loss)................      0.54         (0.68)         0.53          0.13          0.80
    Common share equivalent of dividends paid to preferred
    shareholders*..........................................     (0.09)        (0.09)        (0.09)        (0.12)        (0.19)
                                                             --------      --------      --------      --------         -----
Total income (loss) from investment operations.............      1.09         (0.11)         1.12          0.71          1.30
                                                             --------      --------      --------      --------         -----
Less dividends and distributions from:
    Net investment income..................................     (0.57)        (0.61)        (0.56)        (0.54)        (0.54)
    Net realized gain......................................        --            --         (0.07)        (0.04)           --
                                                             --------      --------      --------      --------         -----
Total dividends and distributions..........................     (0.57)        (0.61)        (0.63)        (0.58)        (0.54)
                                                             --------      --------      --------      --------         -----
Anti-dilutive effect of acquiring treasury shares*.........      0.05          0.04          0.03          0.03          0.04
                                                             --------      --------      --------      --------         -----
Net asset value, end of period.............................  $  10.45      $   9.88      $  10.56      $  10.04         $9.88
                                                             ========      ========      ========      ========         =====
Market value, end of period................................  $   9.10      $   8.93      $   9.41      $   9.02         $8.88
                                                             ========      ========      ========      ========         =====
Total Return+..............................................      8.54%         1.27%        11.90%         8.30%        21.92%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset).....................      1.29%(1)      1.40%(1)      1.33%(1)      1.24%(1)      1.26%(1)
Net investment income before preferred stock dividends.....      6.30%         6.36%         6.76%         6.95%         7.12%
Preferred stock dividends..................................      0.87%         0.83%         0.86%         1.23%         1.91%
Net investment income available to common shareholders.....      5.43%         5.53%         5.90%         5.72%         5.21%
Supplemental Data:
Net assets applicable to common shareholders, end of
 period, in thousands......................................  $189,321      $186,755      $209,970      $206,679      $210,356
Asset coverage on preferred shares at end of period........       289%          286%          310%          306%          310%
Portfolio turnover rate....................................        20%           23%           18%           11%           12%

---------------------

     * The per share amounts were computed using an average number of common shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements
 26

Morgan Stanley Municipal Premium Income Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Municipal Premium Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Municipal Premium Income Trust (the "Fund"), including the portfolio of investments, as of May 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Municipal Premium Income Trust as of May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
July 15, 2005

Morgan Stanley Municipal Premium Income Trust
SHAREHOLDER VOTING RESULTS

On December 15, 2004, an annual meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees:

                                                                       # OF SHARES
                                                              ------------------------------
                                                                 FOR               WITHHELD
--------------------------------------------------------------------------------------------
Edwin J. Garn...............................................  13,981,114             355,053
Michael E. Nugent...........................................  13,978,826             357,341

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Charles A. Fiumefreddo, Wayne E. Hedien, James F. Higgins, Dr. Manuel H. Johnson, Joseph J. Kearns, and Fergus Reid.

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael Bozic (64)                       Trustee      Since April     Private Investor; Director or        197
c/o Kramer Levin Naftalis & Frankel LLP               1994            Trustee of the Retail Funds
Counsel to the Independent Trustees                                   (since April 1994) and the
1177 Avenue of the Americas                                           Institutional Funds (since
New York, NY 10036                                                    July 2003); formerly Vice
                                                                      Chairman of Kmart Corporation
                                                                      (December 1998-October 2000),
                                                                      Chairman and Chief Executive
                                                                      Officer of Levitz Furniture
                                                                      Corporation (November
                                                                      1995-November 1998) and
                                                                      President and Chief Executive
                                                                      Officer of Hills Department
                                                                      Stores (May 1991-July 1995);
                                                                      formerly variously Chairman,
                                                                      Chief Executive Officer,
                                                                      President and Chief Operating
                                                                      Officer (1987-1991) of the
                                                                      Sears Merchandise Group of
                                                                      Sears, Roebuck & Co.

Edwin J. Garn (72)                       Trustee      Since January   Consultant; Director or              197
1031 N. Chartwell Court                               1993            Trustee of the Retail Funds
Salt Lake City, UT 84103                                              (since January 1993) and the
                                                                      Institutional Funds (since
                                                                      July 2003); member of the Utah
                                                                      Regional Advisory Board of
                                                                      Pacific Corp.; formerly
                                                                      Managing Director of Summit
                                                                      Ventures LLC (2000-2004);
                                                                      United States Senator (R-Utah)
                                                                      (1974-1992) and Chairman,
                                                                      Senate Banking Committee
                                                                      (1980-1986), Mayor of Salt
                                                                      Lake City, Utah (1971-1974),
                                                                      Astronaut, Space Shuttle
                                                                      Discovery (April 12-19, 1985),
                                                                      and Vice Chairman, Huntsman
                                                                      Corporation (chemical
                                                                      company).

Wayne E. Hedien (71)                     Trustee      Since           Retired; Director or Trustee         197
c/o Kramer Levin Naftalis & Frankel LLP               September 1997  of the Retail Funds (since
Counsel to the Independent Trustees                                   September 1997) and the
1177 Avenue of the Americas                                           Institutional Funds (since
New York, NY 10036                                                    July 2003); formerly
                                                                      associated with the Allstate
                                                                      Companies (1966-1994), most
                                                                      recently as Chairman of The
                                                                      Allstate Corporation (March
                                                                      1993-December 1994) and
                                                                      Chairman and Chief Executive
                                                                      Officer of its wholly-owned
                                                                      subsidiary, Allstate Insurance
                                                                      Company (July 1989-December
                                                                      1994).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Michael Bozic (64)                       Director of various business
c/o Kramer Levin Naftalis & Frankel LLP  organizations.
Counsel to the Independent Trustees
1177 Avenue of the Americas
New York, NY 10036

Edwin J. Garn (72)                       Director of Franklin Covey (time
1031 N. Chartwell Court                  management systems), BMW Bank of
Salt Lake City, UT 84103                 North America, Inc. (industrial
                                         loan corporation), Escrow Bank USA
                                         (industrial loan corporation);
                                         United Space Alliance (joint
                                         venture between Lockheed Martin and
                                         the Boeing Company) and Nuskin Asia
                                         Pacific (multilevel marketing);
                                         member of the board of various
                                         civic and charitable organizations.

Wayne E. Hedien (71)                     Director of The PMI Group Inc.
c/o Kramer Levin Naftalis & Frankel LLP  (private mortgage insurance);
Counsel to the Independent Trustees      Trustee and Vice Chairman of The
1177 Avenue of the Americas              Field Museum of Natural History;
New York, NY 10036                       director of various other business
                                         and charitable organizations.

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Dr. Manuel H. Johnson (56)               Trustee      Since July      Senior Partner, Johnson Smick        197
c/o Johnson Smick Group, Inc.                         1991            International, Inc., a
888 16th Street, NW                                                   consulting firm; Chairman of
Suite 740                                                             the Audit Committee and
Washington, D.C. 20006                                                Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2003); Co-
                                                                      Chairman and a founder of the
                                                                      Group of Seven Council (G7C),
                                                                      an international economic
                                                                      commission; formerly Vice
                                                                      Chairman of the Board of
                                                                      Governors of the Federal
                                                                      Reserve System and Assistant
                                                                      Secretary of the U.S.
                                                                      Treasury.

Joseph J. Kearns (62)                    Trustee      Since July      President, Kearns & Associates       198
c/o Kearns & Associates LLC                           2003            LLC (investment consulting);
PMB754                                                                Deputy Chairman of the Audit
23852 Pacific Coast Highway                                           Committee and Director or
Malibu, CA 90265                                                      Trustee of the Retail Funds
                                                                      (since July 2003) and the
                                                                      Institutional Funds (since
                                                                      August 1994); previously
                                                                      Chairman of the Audit
                                                                      Committee of the Institutional
                                                                      Funds (October 2001-July
                                                                      2003); formerly CFO of the J.
                                                                      Paul Getty Trust.

Michael E. Nugent (69)                   Trustee      Since July      General Partner of Triumph           197
c/o Triumph Capital, L.P.                             1991            Capital, L.P., a private
445 Park Avenue                                                       investment partnership;
New York, NY 10022                                                    Chairman of the Insurance
                                                                      Committee and Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 1991) and the
                                                                      Institutional Funds (since
                                                                      July 2001); formerly Vice
                                                                      President, Bankers Trust
                                                                      Company and BT Capital
                                                                      Corporation (1984-1988).

Fergus Reid (72)                         Trustee      Since July      Chairman of Lumelite Plastics        198
c/o Lumelite Plastics Corporation                     2003            Corporation; Chairman of the
85 Charles Colman Blvd.                                               Governance Committee and
Pawling, NY 12564                                                     Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since June 1992).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (56)               Director of NVR, Inc. (home
c/o Johnson Smick Group, Inc.            construction); Director of KFX
888 16th Street, NW                      Energy; Director of RBS Greenwich
Suite 740                                Capital Holdings (financial holding
Washington, D.C. 20006                   company).

Joseph J. Kearns (62)                    Director of Electro Rent
c/o Kearns & Associates LLC              Corporation (equipment leasing),
PMB754                                   The Ford Family Foundation, and the
23852 Pacific Coast Highway              UCLA Foundation.
Malibu, CA 90265

Michael E. Nugent (69)                   Director of various business
c/o Triumph Capital, L.P.                organizations.
445 Park Avenue
New York, NY 10022

Fergus Reid (72)                         Trustee and Director of certain
c/o Lumelite Plastics Corporation        investment companies in the
85 Charles Colman Blvd.                  JPMorgan Funds complex managed by
Pawling, NY 12564                        J.P. Morgan Investment Management
                                         Inc.

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Interested Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Charles A. Fiumefreddo (72)            Chairman of  Since July      Chairman and Director or             197
c/o Morgan Stanley Trust               the Board    1991            Trustee of the Retail Funds
Harborside Financial Center,           and Trustee                  (since July 1991) and the
Plaza Two,                                                          Institutional Funds (since
Jersey City, NJ 07311                                               July 2003); formerly Chief
                                                                    Executive Officer of the
                                                                    Retail Funds (until September
                                                                    2002).

James F. Higgins (57)                  Trustee      Since June      Director or Trustee of the           197
c/o Morgan Stanley Trust                            2000            Retail Funds (since June 2000)
Harborside Financial Center,                                        and the Institutional Funds
Plaza Two,                                                          (since July 2003); Senior
Jersey City, NJ 07311                                               Advisor of Morgan Stanley
                                                                    (since August 2000); Director
                                                                    of the Distributor and Dean
                                                                    Witter Realty Inc.; previously
                                                                    President and Chief Operating
                                                                    Officer of the Private Client
                                                                    Group of Morgan Stanley (May
                                                                    1999-August 2000), and
                                                                    President and Chief Operating
                                                                    Officer of Individual
                                                                    Securities of Morgan Stanley
                                                                    (February 1997-May 1999).


      Name, Age and Address of
         Interested Trustee            Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Charles A. Fiumefreddo (72)            None.
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ 07311

James F. Higgins (57)                  Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust               The Equitable Life Assurance
Harborside Financial Center,           Society of the United States
Plaza Two,                             (financial services).
Jersey City, NJ 07311

---------------------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds").
  ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.
*** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (51)         President        Since May 1999  President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                     Investment Management Inc.; President, Director and Chief
New York, NY 10020                                              Executive Officer of the Investment Adviser and the
                                                                Administrator; Chairman and Director of the Distributor;
                                                                Chairman and Director of the Transfer Agent; Director of
                                                                various Morgan Stanley subsidiaries; President of the
                                                                Institutional Funds (since July 2003) and President of the
                                                                Retail Funds (since May 1999); Trustee (since July 2003) and
                                                                President (since December 2002) of the Van Kampen Closed-End
                                                                Funds; Trustee (since May 1999) and President (since October
                                                                2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (66)         Executive Vice   Since April     Principal Executive Officer of Funds in the Fund Complex
1221 Avenue of the Americas    President and    2003            (since May 2003); Managing Director of Morgan Stanley & Co.
New York, NY 10020             Principal                        Incorporated, Morgan Stanley Investment Management Inc. and
                               Executive                        Morgan Stanley; Managing Director, Chief Administrative
                               Officer                          Officer and Director of the Investment Adviser and the
                                                                Administrator; Director of the Transfer Agent; Managing
                                                                Director and Director of the Distributor; Executive Vice
                                                                President and Principal Executive Officer of the
                                                                Institutional Funds (since July 2003) and the Retail Funds
                                                                (since April 2003); Director of Morgan Stanley SICAV (since
                                                                May 2004); previously, President and Director of the
                                                                Institutional Funds (March 2001-July 2003) and Chief Global
                                                                Operations Officer and Managing Director of Morgan Stanley
                                                                Investment Management Inc.

Joseph J. McAlinden (62)       Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                     1995            Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                              Inc.; Chief Investment Officer of the Van Kampen Funds; Vice
                                                                President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).

Barry Fink (50)                Vice President   Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                     1997            (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                              Management; Managing Director (since December 2000),
                                                                Secretary (since February 1997) and Director (since July
                                                                1998) of the Investment Adviser and the Administrator; Vice
                                                                President of the Retail Funds; Assistant Secretary of Morgan
                                                                Stanley DW; Vice President of the Institutional Funds (since
                                                                July 2003); Managing Director, Secretary and Director of the
                                                                Distributor; previously Secretary (February 1997-July 2003)
                                                                and General Counsel (February 1997-April 2004) of the Retail
                                                                Funds; Vice President and Assistant General Counsel of the
                                                                Investment Adviser and the Administrator (February
                                                                1997-December 2001).

Amy R. Doberman (43)           Vice President   Since July      Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                     2004            Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                              Management Inc. and the Investment Adviser, Vice President
                                                                of the Institutional and Retail Funds (since July 2004);
                                                                Vice President of the Van Kampen Funds (since August 2004);
                                                                previously, Managing Director and General
                                                                Counsel -- Americas, UBS Global Asset Management (July
                                                                2000-July 2004) and General Counsel, Aeltus Investment
                                                                Management, Inc. (January 1997-July 2000).

Carsten Otto (41)              Chief            Since October   Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas    Compliance       2004            Morgan Stanley Investment Management (since October 2004);
New York, NY 10020             Officer                          Executive Director of the Investment Adviser and Morgan
                                                                Stanley Investment Management Inc.; formerly Assistant
                                                                Secretary and Assistant General Counsel of the Morgan
                                                                Stanley Retail Funds.

Morgan Stanley Municipal Premium Income Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Stefanie V. Chang (38)         Vice President   Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                              Adviser; Vice President of the Institutional Funds (since
                                                                December 1997) and the Retail Funds (since July 2003);
                                                                formerly practiced law with the New York law firm of Rogers
                                                                & Wells (now Clifford Chance US LLP).

Francis J. Smith (39)          Treasurer and    Treasurer       Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust       Chief Financial  since July      Administration (since December 2001); previously, Vice
Harborside Financial Center,   Officer          2003 and Chief  President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                      Financial       Vice President of the Investment Adviser and the
Jersey City, NJ 07311                           Officer since   Administrator (August 2000- November 2001) and Senior
                                                September 2002  Manager at PricewaterhouseCoopers LLP (January 1998- August
                                                                2000).

Thomas F. Caloia (59)          Vice President   Since July      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                        2003            Treasurer of the Investment Adviser, the Distributor and the
Harborside Financial Center,                                    Administrator; previously Treasurer of the Retail Funds
Plaza Two,                                                      (April 1989-July 2003); formerly First Vice President of the
Jersey City, NJ 07311                                           Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (38)            Secretary        Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                              Adviser; Secretary of the Institutional Funds (since June
                                                                1999) and the Retail Funds (since July 2003); formerly
                                                                practiced law with the New York law firms of McDermott, Will
                                                                & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

---------------------

 * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on January 7, 2005.

The Fund's Principal Executive Officer and Principal Financial Officer Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                      2005 FEDERAL TAX NOTICE (UNAUDITED)

         During the year ended May 31, 2005, the Fund paid to its common and preferred shareholders $0.57 per share from tax-exempt income.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Premium
Income Trust

Annual Report
May 31, 2005

[MORGAN STANLEY LOGO]

38563RPT-RA05-00547P-Y05/05

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)   The Fund's Code of Ethics is attached hereto as Exhibit A.

      (2)   Not applicable.

      (3)   Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2005

                                            REGISTRANT      COVERED ENTITIES(1)
AUDIT FEES...........................       $ 30,048                N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES.........       $    540 (2)    $ 3,215,745 (2)
          TAX FEES...................       $  4,585 (3)    $    24,000 (4)
          ALL OTHER FEES.............       $      -        $         -
TOTAL NON-AUDIT FEES.................       $  5,125        $ 3,239,745

TOTAL................................       $ 35,173        $ 3,239,745

2004

                                         REGISTRANT      COVERED ENTITIES(1)
AUDIT FEES...........................    $ 28,990                N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES.........    $ 16,352 (2)    $ 3,364,576 (2)
          TAX FEES...................    $  4,134 (3)    $   652,431 (4)
          ALL OTHER FEES.............    $      -        $         - (5)
TOTAL NON-AUDIT FEES.................    $ 20,486        $ 4,017,007

TOTAL................................    $ 49,476        $ 4,017,007

      N/A- Not applicable, as not required by Item 4.

      (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

      (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

      (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

      (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

      (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                 MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

      1.    STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

      2.    DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

      3.    AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      4.    AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      5.    TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      6.    ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      7.    PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

      8.    PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

      9.    ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

      10.   COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds

         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         Morgan Stanley Institutional Funds

         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust/Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund/Trust invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                       (d) Maximum
                                                    (c) Total          Number (or
                                                    Number of          Approximate
                                                    Shares (or         Dollar Value)
                                                    Units)             of Shares (or
                     (a) Total                      Purchased as       Units) that May
                     Number of                      Part of Publicly   Yet Be
                     Shares (or   (b) Average       Announced          Purchased
                     Units)       Price Paid per    Plans or           Under the Plans
Period               Purchased    Share (or Unit)   Programs           or Programs
-------------------  ----------   ---------------   ----------------   ---------------
June 1, 2004 --
June 30, 2004            86,000       $ 8.7008             N/A                N/A

July 1, 2004--
July 31, 2004            66,100       $ 9.0243             N/A                N/A

August 1, 2004-
August 31, 2004          72,800       $ 9.1703             N/A                N/A

September 1, 2004--
September 30, 2004       74,200       $ 9.3744             N/A                N/A

October 1, 2004--
October 31, 2004         62,700       $ 9.1865             N/A                N/A

November 1, 2004 --
November 31, 2004        55,600       $ 9.0041             N/A                N/A

December 1, 2004 --
December 31, 2004        53,300       $ 8.9668             N/A                N/A

January 1, 2005--
January 31, 2005         62,000       $ 9.1312             N/A                N/A

February 1, 2005 -
February 28, 2005        49,300       $ 9.2405             N/A                N/A

March 1, 2005 -
March 31, 2005           66,590       $ 8.9378             N/A                N/A

April 1, 2005 -
April 30, 2005           66,500       $ 8.8281             N/A                N/A

May 1, 2005 -
May 31, 2005             82,565       $ 9.0214             N/A                N/A
                        -------       --------             ---                ---
Total                   797,655       $ 9.0488             N/A                N/A
                        -------       --------             ---                ---

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's/Fund's principal executive officer and principal financial officer have concluded that the Trust's/Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Premium Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2005